Financial results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial income
Interest income	$ 65,328	$ 8,169	$ 10,304
Dividends income	0	0	16
Other financial income	0	0	152
Total financial income	65,328	8,169	10,472
Financial costs
Interest expense	60,904	77,987	112,670
Other financial costs	(12,589)	(10,108)	(12,074)
Total financial costs	(73,493)	(88,095)	(124,744)
Other financial results:
Foreign exchange, net	59,113	74,584	235,868
Fair value gain (loss) of financial assets and liabilities at fair value through profit or loss	178,168	32,203	47,304
(Loss) gain from repurchase of Non-convertible notes	244	13,063	11,664
(Loss) gain from derivative financial instruments (except commodities)	(48,233)	10,997	(11,535)
Others	(3,191)	(2,288)	3,523
Total other financial results	186,101	128,559	286,824
Inflation adjustment	(42,545)	41,526	3,202
Total financial results, net	$ 135,391	$ 90,159	$ 175,754